Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

3.  INVESTMENTS

The following tables show the cost or amortized cost, gross unrealized gains and losses and fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed Maturity Securities:
United States Government and government agencies and authorities	$2,084	$407	$—	$2,491	$—
States, municipalities and political subdivisions	53,880	3,183	—	57,063	—
Foreign governments	34,161	2,798	(766)	36,193	—
Asset-backed	1,899	44	—	1,943	—
Commercial mortgage-backed	9,581	590	—	10,171	—
Residential mortgage-backed	97,140	7,797	(139)	104,798	340
Corporate	2,327,256	344,704	(18,685)	2,653,275	8,494
Total fixed maturity securities	$2,526,001	$359,523	$(19,590)	$2,865,934	$8,834
Equity Securities:
Common stocks	$92	$77	$—	$169	$—
Non-redeemable preferred stocks	81,051	7,641	(7,980)	80,712	—
Total equity securities	$81,143	$7,718	$(7,980)	$80,881	$—
	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed Maturity Securities:
United States Government and government agencies and authorities	$7,096	$210	$(6)	$7,300	$—
States, municipalities and political subdivisions	55,486	945	(1,360)	55,071	—
Foreign governments	34,913	2,616	(540)	36,989	—
Asset-backed	2,180	93	—	2,273	—
Commercial mortgage-backed	11,060	459	(3)	11,516	—
Residential mortgage-backed	97,562	7,447	(11)	104,998	633
Corporate	2,329,309	188,000	(18,600)	2,498,709	9,182
Total fixed maturity securities	$2,537,606	$199,770	$(20,520)	$2,716,856	$9,815
Equity Securities:
Common stocks	$92	$87	$—	$179	$—
Non-redeemable preferred stocks	126,534	8,850	(6,795)	128,589	—
Total equity securities	$126,626	$8,937	$(6,795)	$128,768	$—

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state's exposure (including both general obligation and revenue securities) exceeding 0.5% of the overall investment portfolio as of December 31, 2011 and December 31, 2010. The securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers. As of December 31, 2011 and December 31, 2010, revenue bonds account for 42% and 45% of the holdings, respectively. The revenue sources supporting these bonds were sales tax, airport and marina and miscellaneous (which includes bond banks, finance authorities and appropriations). These provided for 100% and 89% of the revenue sources, as of December 31, 2011 and December 31, 2010, respectively.

The Company's largest European investment exposure in its corporate fixed maturity and equity securities is the country of the United Kingdom. The United Kingdom represents approximately 5% of our corporate securities as of December 31, 2011 and December 31, 2010. No other European country represented more than 2% of our corporate securities as of December 31, 2011 and December 31, 2010. All the European investments are denominated in US dollars. Our international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$71,267	$71,995
Due after one year through five years	268,879	283,131
Due after five years through ten years	552,983	600,959
Due after ten years	1,524,252	1,792,937
Total	2,417,381	2,749,022
Asset-backed	1,899	1,943
Commercial mortgage-backed	9,581	10,171
Residential mortgage-backed	97,140	104,798
Total	$2,526,001	$2,865,934

Major categories of net investment income were as follows:

	Years ended December 31,
	2011	2010	2009
Fixed maturity securities	$158,007	$160,844	$158,678
Equity securities	7,696	9,960	12,522
Commercial mortgage loans on real estate	42,448	46,977	51,287
Policy loans	792	788	830
Short-term investments	78	204	1,207
Other investments	1,263	1,042	603
Cash and cash equivalents	8	16	95
Total investment income	210,292	219,831	225,222
Investment expenses	(6,757)	(7,356)	(8,497)
Net investment income	$203,535	$212,475	$216,725

No material investments of the Company were non-income producing for the years ended December 31, 2011, 2010 and 2009.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the years ended December 31,
	2011	2010	2009
Proceeds from sales	$278,234	$368,551	$271,086
Gross realized gains	10,309	17,592	10,045
Gross realized losses	6,701	2,326	20,503

For securities sold at a loss during 2011, the average period of time these securities were trading continuously at a price below book value was approximately 27 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years ended December 31,
	2011	2010	2009
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$6,457	$12,287	$(198)
Equity securities	(2,343)	3,051	(9,647)
Commercial mortgage loans on real estate	(679)	(3,882)	(4,100)
Other investments	—	2	20
Total net realized gains (losses) related to sales	3,435	11,458	(13,925)
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(2,974)	(4,045)	(6,990)
Equity securities	(10)	(230)	(4,597)
Total net realized losses related to other-than-temporary impairments	(2,984)	(4,275)	(11,587)
Total net realized gains (losses)	$451	$7,183	$(25,512)

Other-Than-Temporary Impairments

The Company adopted the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

For the twelve months ended December 31, 2011 and 2010, the Company recorded $3,296 and $4,263, respectively, of OTTI, of which $2,984 and $4,275 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amount of $312 and $(12), respectively, related to all other factors and recorded as an unrealized loss (gain) component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Year ended December 31,
	2011	2010	2009
Balance, beginning of year	$29,322	$29,247	$—
Additions for credit loss impairments recognized in the current period on securities not previously impaired	554	1,045	681
Credit losses remaining in retained earnings related to the adoption of OTTI guidance effective April 1, 2009	—	—	36,462
Additions for credit loss impairments recognized in the current period on securities previously impaired	445	251	680
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	—	(75)	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(153)	(201)	(275)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(794)	(945)	(8,301)
Balance, end of year	$29,374	$29,322	$29,247

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed Maturity Securities
Foreign governments	$—	$—	$6,300	$(766)	$6,300	$(766)
Residential mortgage-backed	2,125	(125)	163	(14)	2,288	(139)
Corporate	203,802	(9,974)	66,636	(8,711)	270,438	(18,685)
Total fixed maturity securities	$205,927	$(10,099)	$73,099	$(9,491)	$279,026	$(19,590)
Equity Securities
Non-redeemable preferred stocks	$8,297	$(1,675)	$24,356	$(6,305)	$32,653	$(7,980)
	December 31, 2010
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed Maturity Securities
United States Government and government agencies and authorities	$4,994	$(6)	$—	$—	$4,994	$(6)
States, municipalities and political subdivisions	24,237	(711)	6,865	(649)	31,102	(1,360)
Foreign governments	3,575	(1)	6,528	(539)	10,103	(540)
Commercial mortgage-backed	1,188	(3)	—	—	1,188	(3)
Residential mortgage-backed	163	(10)	18	(1)	181	(11)
Corporate	267,446	(8,452)	121,553	(10,148)	388,999	(18,600)
Total fixed maturity securities	$301,603	$(9,183)	$134,964	$(11,337)	$436,567	$(20,520)
Equity Securities
Non-redeemable preferred stocks	$16,230	$(649)	$50,814	$(6,146)	$67,044	$(6,795)

Total gross unrealized losses represent less than 9% and 6% of the aggregate fair value of the related securities at December 31, 2011 and 2010, respectively. Approximately 43% and 36% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2011 and 2010, respectively. The total gross unrealized losses are comprised of 277 and 234 individual securities at December 31, 2011 and 2010, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2011 and 2010. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2011, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the banking, finance and telecommunications industries of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $12,604, or 80%, of the total. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2011, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, we did not recognize an OTTI on those perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more. As of December 31, 2011, the company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2011, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year or less	$5,832	$5,690
Due after one year through five years	26,184	25,533
Due after five years through ten years	84,728	80,612
Due after ten years	179,445	164,903
Total	296,189	276,738
Residential mortgage-backed	2,427	2,288
Total	$298,616	$279,026

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2011, approximately 3.9% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.1% of the total fixed income portfolio and 0.1% of the total unrealized gain position. Of the securities with sub-prime exposure, approximately 45% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2011, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $66 to $11,979 at December 31, 2011 and from $38 to $12,519 at December 31, 2010.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter. The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
Loan-to-Value
70% and less	$542,401	80.2%	2.17
71 - 80%	78,255	11.6%	1.40
81 - 95%	34,538	5.1%	1.19
Greater than 95%	21,291	3.1%	0.63
Gross commercial mortgage loans	676,485	100.0%	1.98
Less valuation allowance	(5,381)
Net commercial mortgage loans	$671,104

	December 31, 2010
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
Loan-to-Value
70% and less	$495,406	69.4%	2.06
71 - 80%	102,409	14.3%	1.41
81 - 95%	72,348	10.1%	1.21
Greater than 95%	44,582	6.2%	0.91
Gross commercial mortgage loans	714,745	100.0%	1.81
Less valuation allowance	(12,434)
Net commercial mortgage loans	$702,311

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to earthquakes, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $5,381 and $12,434 at December 31, 2011 and 2010, respectively. In 2010, an overall expense of $3,382 was recorded primarily to increase the valuation allowance on one individually impaired commercial mortgage loan with a loan valuation allowance of $7,732 and a net loan value of $0 at December 31, 2010. In 2011, the loan valuation allowance was decreased $7,053, primarily due to the direct write down of the same individually impaired mortgage loan resulting in no impact to realized capital gains and losses on commercial mortgage loans. The remaining increase was due to changing economic conditions and geographic concentrations.

At December 31, 2011, the Company had mortgage loan commitments outstanding of approximately $1,200 and is committed to fund additional capital contributions of $111 to real estate joint ventures.

The Company has fixed maturities of $6,935 and $6,562 at December 31, 2011 and 2010, respectively, on deposit with various governmental authorities as required by law.

The Company utilizes derivative instruments in managing the pre-arranged funeral business exposure to inflation risk. The derivative instruments, Consumer Price Index Caps (the "CPI CAPs"), limits the inflation risk on certain policies. The CPI CAPs do not qualify under GAAP as effective hedges; therefore, they are marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the statement of operations in fees and other income. As of December 31, 2011 and 2010, the CPI CAPs included in other assets amounted to $7,027 and $8,079, respectively. The (loss) gain recorded in the results of operations totaled $(1,052), $(2,327), and $5,585 for the years ended December 31, 2011, 2010 and 2009, respectively.

Collateralized Transactions

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the U.S. government and government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available-for-sale. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2011 and 2010, our collateral held under securities lending, of which its use is unrestricted, was $42,666 and $57,039, respectively, and is included in the consolidated balance sheets under the collateral held/pledged under securities agreements. Our liability to the borrower for collateral received was $42,830 and $57,467, respectively, and is included in the consolidated balance sheets under the obligation under securities agreements. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI. All securities with unrealized losses have been in a continuous loss position for twelve months or longer as of December 31, 2011 and December 31, 2010. The Company has actively reduced the size of its securities lending to mitigate counter-party exposure. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available-for-sale, the reinvestment is presented as cash flows from investing activities.